Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Receivables, allowance for doubtful accounts	$ 5.9	$ 4.9
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	75,000,000	75,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	70,581,543	70,196,116
Common stock, shares outstanding	70,581,543	70,196,116